Related Party Transactions - Schedule of Material Related Parties (Details)	12 Months Ended
Dec. 31, 2025
Shenzhen Yunhua Holdings Co., Ltd [Member]
Schedule of Material Related Parties [Line Items]
Relationship	An associate entity under common ultimate control
Zhejiang Yunmao Technology Co., Ltd [Member]
Schedule of Material Related Parties [Line Items]
Relationship	An associate entity under common ultimate control
Hong Kong Xinyun Logistics Trading Ltd [Member]
Schedule of Material Related Parties [Line Items]
Relationship	An associate entity under common ultimate control
Yun Yuan (HK) Trading Co., Ltd [Member]
Schedule of Material Related Parties [Line Items]
Relationship	An associate entity under common ultimate control
PT Tunas Sukses Nusantara [Member]
Schedule of Material Related Parties [Line Items]
Relationship	Significant influence exercised by the management of the Group
Hong Kong Xinyun Trading Ltd [Member]
Schedule of Material Related Parties [Line Items]
Relationship	An associate entity under common ultimate control
Xingyun International Company Limited [Member]
Schedule of Material Related Parties [Line Items]
Relationship	Ultimate controlling shareholder of the Group